(32) RELATED PARTY TRANSACTIONS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Total compensation of key management personnel	R$ 100,588	R$ 90,783	R$ 73,670
Short-term benefits of post	83,636	78,335	64,516
Post-employment benefits	2,251	2,160	1,516
Other long-term benefits	R$ 14,701	R$ 10,288	R$ 7,638